UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund:   Master Enhanced International Series of Quantitative Master Series LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Master Enhanced International Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 12/31/2008

Item 1 –	Report to Stockholders

Master Enhanced International Series of Quantitative Master Series LLC
Annual Report, December 31, 2008

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?
•

For the 12 months ended December 31, 2008, Master Enhanced International Series (the “Series”) generated a return that exceeded that of the benchmark Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index as the Series had a return of (41.13)% compared to (43.38)% for the Index. Positive performance resulted from both our stock selection and stock substitution strategies.

Describe the market environment.
•

2008 turned out to be a year investors would like to forget, but instead will vividly remember. For much of the first half of the year, equity markets held together as the hope of global decoupling (meaning that some markets could be insulated from the effects of the US-centered economic and credit problems) kept investors from panicking. The seminal event appears to have been Lehman Brothers’ bankruptcy declaration in September, which drove fear higher and confidence lower, while causing a massive decline in economic activity in the United States and around the world.

•

In a stark reversal of prior years’ trends, non-US markets noticeably underperformed their US counterparts for the 12-month period, with the MSCI EAFE Index losing 43.4% versus the 37.0% decline of the S&P 500 Index. Non-US stocks started off the year stronger, but quickly lost ground as the credit crisis revealed itself to be global in nature and as the worldwide economy turned south. European stocks declined sharply in the second half of the year, and for 2008 as a whole, UK markets lost 31.0% and markets in Continental Europe were off more than 40%. In Japan, the Nikkei 225 fell 40.1%. In one of the headline stories of 2008, the decoupling theory was put to rest as emerging markets failed to hold up amid the global downturn. Key markets in China and Russia lost more than 60% and the MSCI Emerging Markets Index as a whole was down 53.3%.

•

In this environment, all 10 sectors and 21 countries represented in the MSCI EAFE Index recorded negative returns. From a sector perspective, losses were most prominent in financials, which lost 55.2% for the year amid unprecedented difficulties in the banking and credit systems. Materials and consumer discretionary were also hit hard, declining 53.0% and 45.5%, respectively. At the top was the defensive healthcare sector, which posted a comparatively smaller loss of 19.0%. At the country level, Japan (-29.2%) and Switzerland (-30.5%) fared considerably better than other regions, while the equity markets in Ireland (-71.9%), Austria (-68.4%), Belgium (-66.5%) and Greece (-66.0%) posted the lowest returns.

Describe recent portfolio activity.
•

Throughout the period, as changes were made to the composition of the MSCI EAFE Index, we purchased and sold securities to maintain the portfolio’s objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the Index.

•

In May, following extensive research, we introduced a new signal—earnings sustainability—in all enhanced index portfolios. The earnings sustainability signal has detracted from performance since inclusion in the portfolio. As volatility and investor risk aversion in the equity markets remain high, we are maintaining diversified and balanced signal exposure in the portfolio.

Describe portfolio positioning at period end.
• In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Master Enhanced International Series
Portfolio Information as of December 31, 2008

Percent of Long-Term
Geographic Allocation	Investments

Japan	24%
United Kingdom	20
France	10
Switzerland	8
Germany	8
Australia	6
Spain	4
Italy	4
Netherlands	3
Sweden	2
United States	2
Hong Kong	2
Finland	1
Singapore	1
Denmark	1
Belgium	1
Luxembourg	1
Norway	1
Ireland	1

Derivative Instruments

The Series may invest in various derivative instruments, futures and forward currency contracts, and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. A Series’ ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or puchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation a Fund to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Australia - 5.9%

Air Freight & Logistics - 0.2%	Toll Holdings Ltd.	46,550	$201,121

Airlines - 0.0%	Qantas Airways Ltd.	9,929	18,292

Beverages - 0.5%	Coca-Cola Amatil Ltd.	8,021	51,544
	Foster’s Group Ltd.	136,031	523,186

			574,730

Biotechnology - 0.1%	CSL Ltd.	5,068	119,513

Capital Markets - 0.1%	Macquarie Group Ltd.	1,078	21,878
	Perpetual Trustees Australia Ltd.	3,132	81,917

			103,795

Chemicals - 0.1%	Nufarm Ltd.	9,599	70,776

Commercial Banks - 1.3%	Australia & New Zealand Banking Group Ltd.	23,669	255,535
	Bendigo and Adelaide Bank Ltd.	10,510	81,310
	Commonwealth Bank of Australia Ltd.	17,290	355,750
	National Australia Bank Ltd.	31,418	461,897
	Westpac Banking Corp.	35,453	425,210

			1,579,702

Commercial Services & Supplies - 0.1%	Brambles Ltd.	32,714	169,967

Construction & Engineering - 0.0%	Boart Longyear Group	1	0

Construction Materials - 0.2%	Boral Ltd.	7,301	23,645
	James Hardie Industries NV	59,861	196,048

			219,693

Containers & Packaging - 0.0%	Amcor Ltd.	11,058	44,938

Diversified Financial Services - 0.1%		5,026	117,484

Diversified Telecommunication Services - 0.1%	Telstra Corp. Ltd.	63,157	169,074

Food & Staples Retailing - 0.2%	Metcash Ltd.	9,427	28,863
	Woolworths Ltd.	13,272	247,472

			276,335

Health Care Providers & Services - 0.0%	Sonic Healthcare Ltd.	372	3,790

Hotels, Restaurants & Leisure - 0.2%	Aristocrat Leisure Ltd.	294	800
	Crown Ltd.	34,619	145,012
	Tabcorp Holdings Ltd.	12,934	63,281

			209,093

Industrial Conglomerates - 0.0%	CSR Ltd.	1	1

Insurance - 0.7%	AMP Ltd.	40,079	152,813
	AXA Asia Pacific Holdings Ltd.	30,205	104,988
	Insuran	48,151	131,227
	QBE Insurance Group Ltd.	17,624	318,524
	Suncorp-Metway Ltd.	25,082	147,841
	Tower Australia Group Ltd.	3,094	5,401

			860,794

Metals & Mining - 1.3%	Alumina Ltd.	468	472
	BHP Billiton Ltd.	45,717	971,220
	BlueScope Steel Ltd.	185,844	456,599
	Newcrest Mining Ltd.	3,600	85,690

			1,513,981

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels - 0.2%	Caltex Australia Ltd.	1,699	$8,586
	Origin Energy Ltd.	6,946	78,341
	Santos Ltd.	2,686	28,144
	Woodside Petroleum Ltd.	4,139	107,106

			222,177

Real Estate Investment Trusts (REITs) - 0.3%	DB RREEF Trust	50,168	28,727
	General Property Trust	85,079	55,478
	Macquarie Office Trust	1	0
	Stockland	41,820	118,965
	Westfield Group	19,002	172,514

			375,684

Real Estate Management & Development - 0.1%	Lend Lease Corp., Ltd.	17,255	86,948

Transportation Infrastructure - 0.1%	Macquarie Airports Group	1	2
	Macquarie Infrastructure Group	1	1
	Transurban Group	17,441	65,973

			65,976

	Total Common Stocks in Australia		7,003,864

Austria - 0.2%
Commercial Banks - 0.1%	Erste Bank der Oesterreichischen Sparkassen AG	4,592	106,920

Insurance - 0.0%	Vienna Insurance Group	2,018	70,111

Oil, Gas & Consumable Fuels - 0.1%	OMV AG	4,487	119,226

	Total Common Stocks in Austria		296,257

Belgium - 0.8%

Beverages - 0.0%	Anheuser-Bush Inbev NV	1,500	34,835

Chemicals - 0.3%	Solvay SA	1	74
	Umicore SA	15,569	307,651

			307,725

Commercial Banks - 0.0%	Dexia NV	7,628	34,584
	KBC Bancassurance Holding	715	21,487

			56,071

Diversified Financial Services - 0.1%	Fortis	134	177
	Groupe Bruxelles Lambert SA	462	37,011
	Nationale A Portefeuille	554	27,017

			64,205

Diversified Telecommunication Services - 0.1%	Belgacom SA	2,444	93,430

Food & Staples Retailing - 0.3%	Colruyt SA	243	52,218
	Delhaize Group	5,565	344,009

			396,227

Pharmaceuticals - 0.0%	UCB SA	8	261

Wireless Telecommunication Services - 0.0%	Mobistar SA	448	32,316

	Total Common Stocks in Belgium		985,070

Bermuda - 0.0%

Energy Equipment & Services - 0.0%	SeaDrill Ltd.	1	8

Marine - 0.0%	Pacific Basin Shipping Ltd.	18,423	8,481

Oil, Gas & Consumable Fuels - 0.0%	Mongolia Energy Co. Ltd. (a)	1,352	421

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods - 0.0%	Yue Yuen Industrial Holdings Ltd.	9,500	$18,862

	Total Common Stocks in Bermuda		27,772

Cayman Islands - 0.0%

Communications Equipment - 0.0%	Foxconn International Holdings Ltd. (a)	844	283

Wireless Telecommunication Services - 0.0%	Hutchison Telecommunications International Ltd.	1,000	270

	Total Common Stocks in the Cayman Islands		553

Denmark - 0.9%

Beverages - 0.0%	Carlsberg A/S	325	10,624

Chemicals - 0.0%	Novozymes A/S Class B	25	2,005

Commercial Banks - 0.1%	Danske Bank A/S	8,192	82,526
	Jyske Bank (a)	50	1,167

			83,693

Electrical Equipment - 0.1%	Vestas Wind Systems A/S (a)	1,879	110,573

Food Products - 0.0%	Danisco A/S	700	28,588

Health Care Equipment & Supplies - 0.0%	Coloplast A/S Class B	400	27,661

Insurance - 0.1%	Topdanmark A/S (a)	225	29,467
	TrygVesta A/S	367	23,128

			52,595

Marine - 0.0%	AP Moller - Maersk A/S	2	10,763

Pharmaceuticals - 0.3%	Novo-Nordisk A/S Class B	7,291	376,098

Road & Rail - 0.3%	Dsv A/S	29,910	325,500

	Total Common Stocks in Denmark		1,028,100

Finland - 1.4%

Communications Equipment - 0.7%	Nokia Oyj	49,656	779,220

Electric Utilities - 0.1%	Fortum Oyj	3,460	75,204

Food & Staples Retailing - 0.0%	Kesko Oyj Class B	904	22,778

Insurance - 0.1%	Sampo Oyj	6,300	119,242

Machinery - 0.4%	Kone Oyj Class B	20,600	461,929
	Metso Oyj	18	221
	Wartsila Oyj	1	30

			462,180

Metals & Mining - 0.0%	Outokumpu Oyj	1,635	19,455
	Rautaruukki Oyj	1,250	21,832

			41,287

Oil, Gas & Consumable Fuels - 0.0%	Neste Oil Oyj	1,802	27,124

Paper & Forest Products - 0.1%	Stora Enso Oyj Class R	8,600	68,125
	UPM-Kymmene Oyj	1,500	19,228

			87,353

	Total Common Stocks in Finland		1,614,388

France - 9.4%

Aerospace & Defense - 0.0%	European Aeronautic Defense and Space Co.	1	17
	Zodiac SA	609	22,237

			22,254

Auto Components - 0.0%	Compagnie Generale des Etablissements Michelin	685	36,191
	Valeo SA	1,077	16,044

			52,235

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Automobiles - 0.0%	Peugeot SA	1	$17

Building Products - 0.3%	Cie de Saint-Gobain SA	6,933	327,586

Chemicals - 0.3%	Air Liquide	3,405	311,828

Commercial Banks - 0.7%	BNP Paribas SA	10,311	445,069
	Credit Agricole SA	7,392	83,028
	Natixis	2,356	4,179
	Societe Generale SA	5,348	271,320

			803,596

Commercial Services & Supplies - 0.0%	Societe BIC SA	387	22,266
	Suez Environnement SA (a)	1	17
			22,283

Communications Equipment - 0.0%	Alcatel SA	10,365	22,436

Construction & Engineering - 0.5%	Bouygues	1,588	67,368
	Eiffage	537	28,154
	Vinci SA	10,848	457,782

			553,304

Construction Materials - 0.1%	Lafarge SA	2,075	126,910

Diversified Financial Services - 0.0%	Eurazeo	358	16,837

Diversified Telecommunication Services - 0.7%	France Telecom SA	22,477	626,494
	Iliad SA	2,122	184,226

			810,720

Electric Utilities - 0.6%	Electricite de France SA	12,093	703,351

Electrical Equipment - 0.5%	Alstom	6,303	375,625
	Legrand Promesses	1,323	25,337
	Schneider Electric SA	2,073	154,343

			555,305

Energy Equipment & Services - 0.0%	Compagnie Generale de Geophysique SA (a)	61	913
	Technip SA	1,487	45,657

			46,570

Food & Staples Retailing - 0.3%	Casino Guichard Perrachon SA	4,566	347,995

Health Care Equipment & Supplies - 0.0%	Cie Generale d’Optique Essilor International SA	1,166	54,773

Hotels, Restaurants & Leisure - 0.1%	Accor SA	1,043	51,378
	Sodexho Alliance SA	1,388	77,141

			128,519

IT Services - 0.0%	Atos Origin SA	3	76

Insurance - 0.5%	AXA SA	18,726	420,316
	CNP Assurances	540	39,236
	Scor SE	5,185	119,791

			579,343

Machinery - 0.1%	Vallourec SA	732	83,228

Media - 0.4%	PagesJaunes Groupe SA	1,837	18,102
	Vivendi SA	13,822	450,514

			468,616

Multi-Utilities - 0.6%	GDF Suez	14,858	737,507

Office Electronics - 0.0%	Neopost SA	447	40,560

Oil, Gas & Consumable Fuels - 1.3%	Total SA	28,037	1,541,450

Personal Products - 0.8%	L’Oreal SA	10,278	896,970

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Pharmaceuticals - 0.7%	Sanofi-Aventis	13,336	$853,012

Real Estate Investment Trusts (REITs) - 0.2%	Gecina SA	225	15,644
	ICADE	1	83
	Unibail - Rodamco	1,546	230,964

			246,691

Semiconductors & SemiconductorEquipment - 0.1%	STMicroelectronics NV	9,548	64,035

Software - 0.3%	Dassault Systemes SA	9,051	410,345

Textiles, Apparel & Luxury	Christian Dior SA	783	44,270
Goods - 0.3%	LVMH Moet Hennessy Louis Vuitton SA	5,481	367,328

			411,598

	Total Common Stocks in France		11,239,950

Germany - 7.7%

Auto Components - 0.2%	Continental AG (a)	1,900	191,479

Automobiles - 1.0%	Bayerische Motoren Werke AG	13	399
	DaimlerChrysler AG	10,127	385,857
	Volkswagen AG	2,416	840,315

			1,226,571

Capital Markets - 0.2%	Deutsche Bank AG Registered Shares	6,213	245,700

Chemicals - 0.7%	BASF SE	11,411	443,359
	K+S AG	1,373	78,472
	Linde AG	979	82,166
	Wacker Chemie AG	2,569	275,096

			879,093

Commercial Banks - 0.1%	Commerzbank AG	3,569	33,909
	Deutsche Postbank AG	3,944	85,360
	Hypo Real Estate Holding AG	24	106

			119,375

Diversified Financial Services - 0.1%	Deutsche Boerse AG	2,029	146,796

Diversified Telecommunication Services - 0.5%	Deutsche Telekom AG	38,201	577,572

Electric Utilities - 0.2%	E.ON AG	7,083	278,129

Food & Staples Retailing - 0.5%	Metro AG	15,116	601,141

Health Care Equipment & Supplies - 0.0%	Fresenius AG	379	19,127

Health Care Providers & Services - 0.1%	Celesio AG	1,226	33,173
	Fresenius Medical Care AG	1,002	46,064

			79,237

Hotels, Restaurants & Leisure - 0.0%	TUI AG	1	12

Household Products - 0.1%	Henkel KGaA	1,902	49,576

Industrial Conglomerates - 1.3%	Siemens AG	21,108	1,589,081

Insurance - 1.0%	Allianz AG Registered Shares	5,884	626,061
	Hannover Rueckversicherung AG Registered Shares	2,794	88,851
	Muenchener Rueckversicherungs AG
	Registered Shares	3,289	510,609

			1,225,521

Internet Software & Services - 0.0%	United Internet AG	10	90

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Metals & Mining - 0.2%	ThyssenKrupp AG	7,374	$205,278

Multi-Utilities - 0.4%	RWE AG	5,403	479,878

Personal Products - 0.0%	Beiersdorf AG	8	474

Pharmaceuticals - 1.1%	Bayer AG	21,388	1,246,245

Semiconductors & Semiconductor Equipment - 0.0%	Infineon Technologies AG (a)	1,564	2,105

Transportation Infrastructure - 0.0%	Hamburger Hafen und Logistik AG	2	67

	Total Common Stocks in Germany		9,162,547

Greece - 0.5%

Capital Markets - 0.0%	Marfin Investment Group SA	185	740

Commercial Banks - 0.1%	Alpha Bank AE	5,774	54,019
	EFG Eurobank Ergasias SA	1	8
	National Bank of Greece SA	3,931	73,001
	Piraeus Bank SA	806	7,195

			134,223

Diversified Telecommunication Services - 0.0%	Hellenic Telecommunications Organization SA	16	266

Hotels, Restaurants & Leisure - 0.4%	OPAP SA	14,566	419,185

Oil, Gas & Consumable Fuels - 0.0%	Hellenic Petroleum SA	1,450	10,739

	Total Common Stocks in Greece		565,153

Hong Kong - 1.6%

Commercial Banks - 0.3%	BOC Hong Kong Holdings Ltd.	9,503	10,877
	Bank of East Asia Ltd.	45,400	95,765
	Hang Seng Bank Ltd.	14,800	195,399
	Wing Hang Bank Ltd.	12,000	69,805

			371,846

Diversified Financial Services - 0.1%	Hong Kong Exchanges and Clearing Ltd.	9,000	86,408

Electric Utilities - 0.2%	CLP Holdings Ltd.	29,000	197,163
	HongKong Electric Holdings Ltd.	6,000	33,780

			230,943

Gas Utilities - 0.0%	The Hong Kong & China Gas Ltd.	12,100	18,349

Industrial Conglomerates - 0.1%	Hutchison Whampoa Ltd.	30,000	151,447
	NWS Holdings Ltd.	12,000	17,977

			169,424

Marine - 0.0%	Orient Overseas International Ltd.	2,659	5,962

Media - 0.0%	Television Broadcasts Ltd.	3,000	9,835

Real Estate Investment Trusts (REITs) - 0.1%	The Link REIT	61,500	102,306

Real Estate Management & Development - 0.8%	Cheung Kong Holdings Ltd.	25,000	238,491
	Chinese Estates Holdings Ltd.	62,000	70,936
	Hang Lung Group Ltd.	7	21
	Hang Lung Properties Ltd.	30,000	65,867
	Hopewell Holdings Ltd.	321	1,065
	Hysan Development Co. Ltd.	46,000	74,793
	Kerry Properties Ltd.	14,500	39,007
	New World Development Ltd.	101,000	103,416
	Sino Land Co.	76,000	79,590
	Sun Hung Kai Properties Ltd.	17,000	143,047

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Swire Pacific Ltd. Class A	11,500	$79,663
	Wharf Holdings Ltd.	875	2,422
	Wheelock and Co., Ltd.	13,000	28,648

			926,966

Road & Rail - 0.0%	MTR Corp.	500	1,164

Semiconductors & Semiconductor Equipment - 0.0%	ASM Pacific Technology Ltd.	500	1,648

Specialty Retail - 0.0%	Esprit Holdings Ltd.	4,900	27,922

	Total Common Stocks in Hong Kong		1,952,773

Ireland - 0.5%

Airlines - 0.0%	Ryanair Holdings Plc (a)	139	591

Commercial Banks - 0.1%	Allied Irish Banks Plc	12,737	30,467
	Bank of Ireland	14,487	16,713

			47,180

Construction Materials - 0.0%	CRH Plc	949	24,248

Food Products - 0.4%	Kerry Group Plc	24,952	454,892

Pharmaceuticals - 0.0%	Elan Corp. Plc (a)	6,847	40,412

	Total Common Stocks in Ireland		567,323

Italy - 3.6%

Aerospace & Defense - 0.0%	Finmeccanica SpA	612	9,479

Automobiles - 0.0%	Fiat SpA	5,516	36,925
	Fiat SpA (Non-Convertible Savings Shares)	3,700	16,494

			53,419

Capital Markets - 0.0%	Mediobanca SpA	1,844	18,963

Commercial Banks - 0.7%	Banca Monte dei Paschi di Siena SpA	8,485	18,528
	Banco Popolare SpA	9,022	63,968
	Intesa Sanpaolo SpA	92,025	334,298
	Unicredit SpA	138,594	352,378
	Unione Di Banche Italiane ScpA	5,274	77,350

			846,522

Diversified Financial Services - 0.1%	IFIL-Investments SpA	24,013	62,148

Diversified Telecommunication Services - 0.9%	Telecom Italia SpA	170,094	279,834
	Telecom Italia SpA (Non-Convertible
	Savings Shares)	668,253	760,846

			1,040,680

Electric Utilities - 0.8%	Enel SpA	150,130	967,076

Electrical Equipment - 0.0%	Prysmian SpA	1,556	24,641

Food Products - 0.0%	Parmalat SpA	23,143	38,825

Insurance - 0.3%	Assicurazioni Generali SpA	12,985	358,509
	Fondiaria-Sai SpA	1,872	34,172
	Mediolanum SpA	1	4
	Unipol SpA (Preference Shares)	1	1

			392,686

Oil, Gas & Consumable Fuels - 0.8%	Eni SpA	37,201	895,191

	Total Common Stocks in Italy		4,349,630

Japan - 22.5%

Air Freight & Logistics - 0.0%	Yamato Transport Co., Ltd.	1,000	13,077

Auto Components - 0.5%	Aisin Seiki Co., Ltd.	2,500	35,807
	Denso Corp.	3,100	52,528

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	NHK Spring Co., Ltd.	2,000	$7,388
	Stanley Electric Co., Ltd.	2,100	22,173
	Sumitomo Rubber Industries, Ltd.	100	870
	Toyoda Gosei Co., Ltd.	900	10,597
	Toyota Boshoku Corp.	800	6,518
	Toyota Industries Corp.	22,400	482,520

			618,401

Automobiles - 1.9%	Daihatsu Motor Co., Ltd.	2,605	23,020
	Fuji Heavy Industries Ltd.	8,000	21,985
	Honda Motor Co., Ltd.	15,000	319,480
	Isuzu Motors Ltd.	18,000	23,259
	Mazda Motor Corp.	13,000	22,049
	Mitsubishi Motors Corp. (a)	6	8
	Nissan Motor Co., Ltd.	168,300	605,481
	Suzuki Motor Corp.	2,800	39,134
	Toyota Motor Corp.	34,300	1,133,901
	Yamaha Motor Co., Ltd.	2,800	29,463

			2,217,780

Beverages - 0.5%	Asahi Breweries Ltd.	5,400	93,366
	Coca-Cola West Holdings Co., Ltd.	20,600	445,396

			538,762

Building Products - 0.2%	Asahi Glass Co., Ltd.	14,000	79,804
	Daikin Industries Ltd.	1,100	28,928
	JS Group Corp.	3,700	57,175
	Nippon Sheet Glass Co., Ltd.	8,000	26,486

			192,393

Capital Markets - 0.2%	Daiwa Securities Group, Inc.	14,000	84,046
	Matsui Securities Co., Ltd.	1,500	12,533
	Nomura Holdings, Inc.	16,000	133,221
	Shinko Securities Co., Ltd.	7,000	15,359

			245,159

Chemicals - 0.5%	Asahi Kasei Corp.	16,000	70,625
	DIC Corp.	8,000	16,878
	Denki Kagaku Kogyo Kabushiki Kaisha	31,000	76,339
	Hitachi Chemical Co., Ltd.	1,500	15,582
	JSR Corp.	2,300	25,876
	Kaneka Corp.	4,000	25,551
	Kuraray Co., Ltd.	4,500	35,257
	Mitsubishi Chemical Holdings Corp.	15,000	66,467
	Mitsubishi Gas Chemical Co., Inc.	5,000	20,516
	Mitsui Chemicals, Inc.	14,000	52,025
	Nippon Sanso Corp.	4,000	30,876
	Nissan Chemical Industries Ltd.	2,000	19,386
	Nitto Denko Corp.	2,300	44,031
	Showa Denko KK	16,000	23,174
	Sumitomo Chemical Co., Ltd.	6,000	20,568
	Toray Industries, Inc.	19,000	96,694

			639,845

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Commercial Banks - 2.8%	Aozora Bank Ltd.	38,000	$35,701
	The Bank of Yokohama Ltd.	27,000	159,267
	The Chugoku Bank Ltd.	6,000	92,706
	Chuo Mitsui Trust Holdings, Inc.	27,000	132,751
	Fukuoka Financial Group, Inc.	454	1,984
	The Gunma Bank Ltd.	15,000	96,025
	The Hachijuni Bank Ltd.	17,000	97,758
	The Hiroshima Bank Ltd.	21,000	91,897
	Hokuhoku Financial Group, Inc.	28,000	66,283
	The Joyo Bank Ltd.	10,000	56,871
	Mitsubishi UFJ Financial Group, Inc.	150,212	944,105
	Mizuho Financial Group, Inc.	154	437,792
	The Nishi-Nippon City Bank Ltd.	35,000	101,799
	Resona Holdings, Inc.	110	162,725
	Sapporo Hokuyo Holdings, Inc.	4	15,400
	The Shizuoka Bank Ltd.	3,000	34,862
	Sumitomo Mitsui Financial Group, Inc.	105	435,521
	The Sumitomo Trust & Banking Co., Ltd.	31,000	183,249
	Suruga Bank Ltd.	9,000	89,412
	The Yasuda Trust & Banking Co., Ltd.	68,000	86,272

			3,322,380

Commercial Services & Supplies - 0.2%	Dai Nippon Printing Co., Ltd.	15,000	165,819
	Toppan Printing Co., Ltd.	7,000	54,077

			219,896

Computers & Peripherals - 0.2%	Fujitsu Ltd.	3,000	14,586
	Mitsumi Electric Co., Ltd.	1,100	19,262
	NEC Corp.	64,000	216,522
	Seiko Epson Corp.	1,800	28,641

			279,011

Construction & Engineering - 0.0%	Kinden Corp.	1,000	9,045
	Taisei Corp.	13,000	35,835

			44,880

Consumer Finance - 0.3%	Acom Co., Ltd.	1,350	57,057
	Aeon Credit Service Co., Ltd.	1,000	10,543
	Credit Saison Co., Ltd.	2,100	29,153
	ORIX Corp.	1,250	71,376
	Promise Co., Ltd.	3,250	82,436
	Takefuji Corp.	8,340	68,425

			318,990

Containers & Packaging - 0.0%	Toyo Seikan Kaisha Ltd.	100	1,733

Diversified Consumer Services - 0.0%	Benesse Corp.	1,100	48,137

Diversified Financial Services - 0.0%	Diamond Lease Co., Ltd.	10	255

Electric Utilities - 2.2%	Chubu Electric Power Co., Inc.	11,500	350,265
	Chugoku Electric Power Co.	3,900	102,689
	Hokkaido Electric Power Co., Inc.	26,500	669,989
	Hokuriku Electric Power	2,202	62,290
	The Kansai Electric Power Co., Inc.	9,500	275,177
	Kyushu Electric Power Co., Inc.	5,200	138,048

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Shikoku Electric Power Co., Inc.	2,600	$87,659
	Tohoku Electric Power Co., Inc.	9,200	248,871
	The Tokyo Electric Power Co., Inc.	18,900	630,915

			2,565,903

Electrical Equipment - 0.3%	Fuji Electric Holdings Co., Ltd.	8,000	12,053
	Furukawa Electric Co., Ltd.	9,000	43,921
	Mitsubishi Electric Corp.	27,000	169,202
	Sumitomo Electric Industries Ltd.	19,100	147,857
	Ushio, Inc.	1,600	21,140

			394,173

Electronic Equipment & Instruments - 0.8%	Alps Electric Co., Ltd.	2,200	10,850
	Citizens Holding Co., Ltd.	130	469
	Fuji Photo Film Co., Ltd.	6,900	154,036
	Hitachi High-Technologies Corp.	1,100	17,615
	Hitachi Ltd.	124,000	481,234
	Hoya Corp.	5,700	99,557
	Ibiden Co., Ltd.	1,700	35,248
	Kyocera Corp.	1,200	86,877
	Murata Manufacturing Co., Ltd.	1,200	47,054
	Nidec Corp.	1,500	58,664
	Yaskawa Electric Corp.	3,000	12,117

			1,003,721

Food & Staples Retailing - 0.5%	Aeon Co., Ltd.	8,500	85,601
	Seven & I Holdings Co., Ltd.	13,436	461,817
			547,418

Food Products - 0.6%	Ajinomoto Co., Inc.	63,000	687,590
	Meiji Dairies Corp.	4,000	21,535
	Nippon Meat Packers, Inc.	3,000	45,666

			754,791

Gas Utilities - 0.1%	Osaka Gas Co., Ltd.	9,000	41,618
	Toho Gas Co., Ltd.	7,000	46,190
	Tokyo Gas Co., Ltd.	5,000	25,344

			113,152

Health Care Equipment & Supplies - 0.1%	Terumo Corp.	2,400	112,429

Health Care Providers & Services - 0.1%	Alfresa Holdings Corp.	400	19,174
	Mediceo Paltac Holdings Co., Ltd.	2,000	24,056
	Suzuken Co., Ltd.	1,000	29,812

			73,042

Household Durables - 0.7%	Casio Computer Co., Ltd.	3,500	22,086
	HASEKO Corp.	17,000	18,125
	Makita Corp.	1,800	40,273
	Panasonic Corp.	30,000	368,767
	Sharp Corp.	14,000	100,919
	Sony Corp.	10,800	236,217

			786,387

Household Products - 0.1%	Kao Corp.	5,000	151,877

IT Services - 0.0%	Nomura Research Institute Ltd.	1,700	32,430

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Insurance - 0.7%	Aioi Insurance Co., Ltd.	20,000	$104,624
	Mitsui Sumitomo Insurance Group Holdings, Inc.	7,200	228,968
	Sompo Japan Insurance, Inc.	17,000	125,880
	T&D Holdings, Inc.	1,050	44,442
	Tokio Marine Holdings, Inc.	11,433	338,753

			842,667

Internet Software & Services - 0.0%	Yahoo! Japan Corp.	1	410

Leisure Equipment & Products - 0.1%	Namco Bandai Holdings, Inc.	2,800	30,689
	Nikon Corp.	5,000	60,013
	Shimano, Inc.	900	35,430
	Yamaha Corp.	100	930

			127,062

Machinery - 0.3%	Amada Co., Ltd.	5,000	24,318
	Hino Motors Ltd.	3,000	6,184
	Hitachi Construction Machinery Co., Ltd.	1,600	19,132
	IHI Corp.	1,000	1,276
	JTEKT Corp.	2,500	19,483
	Kawasaki Heavy Industries Ltd.	2,000	4,037
	Komatsu Ltd.	8,000	102,052
	Kubota Corp.	17,000	123,087
	Minebea Co., Ltd.	5,000	17,303
	Mitsubishi Heavy Industries Ltd.	1,000	4,469
	NTN Corp.	6,000	18,131
	Sumitomo Heavy Industries Ltd.	7,000	28,002
	THK Co., Ltd.	1,600	16,838

			384,312

Marine - 0.1%	Kawasaki Kisen Kaisha Ltd.	1,000	4,690
	Mitsui OSK Lines Ltd.	8,000	49,442
	Nippon Yusen Kabushiki Kaisha	5,000	30,824

			84,956

Media - 0.0%	Fuji Media Holdings, Inc.	29	41,485

Metals & Mining - 1.1%	Daido Steel Co., Ltd.	4,000	12,134
	Dowa Mining Co., Ltd.	4,000	14,785
	Hitachi Metals Ltd.	2,474	11,507
	JFE Holdings, Inc.	7,100	188,688
	Kobe Steel Ltd.	327,000	600,738
	Mitsubishi Materials Corp.	189,100	478,630
	Mitsui Mining & Smelting Co., Ltd.	8,000	16,971
	Nisshin Steel Co., Ltd.	11,000	22,671
	Sumitomo Metal Industries Ltd.	300	741
	Tokyo Steel Manufacturing Co., Ltd.	100	1,049

			1,347,914

Multiline Retail - 0.0%	Isetan Mitsukoshi Holdings Ltd.	3,482	30,049

Office Electronics - 0.8%	Brother Industries Ltd.	3,002	17,909
	Canon, Inc.	16,800	532,301
	Konica Minolta Holdings, Inc.	7,500	58,356
	Ricoh Co., Ltd.	29,000	371,685

			980,251

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels - 0.2%	Cosmo Oil Co., Ltd.	35	$109
	Inpex Corp.	11	87,693
	Nippon Oil Corp.	18,000	91,267

			179,069

Paper & Forest Products - 0.0%	Nippon Paper Group, Inc.	1	3,949

Personal Products - 0.1%	Shiseido Co., Ltd.	4,000	82,260

Pharmaceuticals - 1.3%	Astellas Pharma, Inc.	6,600	270,153
	Chugai Pharmaceutical Co., Ltd.	7,900	153,566
	Daiichi Sankyo Co., Ltd.	6,700	158,444
	Dainippon Pharma Co., Ltd.	2,000	18,725
	Eisai Co., Ltd.	1,500	62,594
	Hisamitsu Pharmaceutical Co., Ltd.	900	36,790
	Ono Pharmacecutical Co., Ltd.	1,300	67,394
	Shionogi & Co., Ltd.	4,000	103,300
	Takeda Pharmaceutical Co., Ltd.	11,200	583,770
	Tsumura & Co.	900	33,406

			1,488,142

Real Estate Investment Trusts (REITs) - 0.3%	Japan Prime Realty Investment Corp.	26	61,718
	Japan Real Estate Investment Corp.	12	107,198
	Japan Retail Fund Investment Corp.	17	73,429
	Nippon Building Fund, Inc.	13	142,893
	Nomura Real Estate Office Fund, Inc.	3	19,520

			404,758

Real Estate Management & Development - 0.7%	Daito Trust Construction Co., Ltd.	2,300	120,737
	Daiwa House Industry Co., Ltd.	7,000	68,632
	Leopalace21 Corp.	1,600	16,212
	Mitsubishi Estate Co., Ltd.	16,000	264,302
	Mitsui Fudosan Co., Ltd.	11,000	183,395
	Nomura Real Estate Holdings, Inc.	700	13,965
	Sumitomo Realty & Development Co., Ltd.	1,000	15,032
	Tokyo Tatemono Co., Ltd.	4,000	18,332
	Tokyu Land Corp.	21,000	80,494

			781,101

Road & Rail - 0.4%	Kintetsu Corp.	6,000	27,603
	Nippon Express Co., Ltd.	10,000	42,151
	Tokyu Corp.	32,000	161,339
	West Japan Railway Co.	41	186,814

			417,907

Semiconductors & Semiconductor Equipment - 0.7%	Advantest Corp.	100	1,630
	Rohm Co., Ltd.	200	10,097
	Sumco Corp.	25,000	317,610
	Tokyo Electron Ltd.	12,500	440,045

			769,382

Software - 0.5%	Nintendo Co., Ltd.	1,500	573,228
	Oracle Corp. Japan	100	4,331
	Square Enix Holdings Co., Ltd.	3	97
	Trend Micro, Inc. (a)	1,500	52,684

			630,340

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Specialty Retail - 0.0%	Hikari Tsushin, Inc.	400	$7,603
	USS Co., Ltd.	10	531

			8,134

Tobacco - 0.1%	Japan Tobacco, Inc.	42	139,118

Trading Companies & Distributors - 0.8%	Itochu Corp.	67,000	338,021
	Marubeni Corp.	23,000	88,057
	Mitsubishi Corp.	18,700	264,868
	Mitsui & Co., Ltd.	15,000	154,206
	Sojitz Corp.	16,300	27,240
	Sumitomo Corp.	15,200	134,813

			1,007,205

Wireless Telecommunication Services - 1.5%	KDDI Corp.	108	771,152
	NTT DoCoMo, Inc.	437	860,154
	Softbank Corp.	10,200	185,244

			1,816,550

	Total Common Stocks in Japan		26,803,043

Luxembourg - 0.6%

Energy Equipment & Services - 0.1%	Tenaris SA	3,916	40,701
	Tenaris SA (b)	1,401	29,393

			70,094

Media - 0.1%	SES Global	4,080	79,072

Metals & Mining - 0.4%	ArcelorMittal	21,421	519,231

	Total Common Stocks in Luxembourg		668,397

Netherlands - 2.4%

Air Freight & Logistics - 0.0%	TNT NV	1,562	30,342

Beverages - 0.0%	Heineken NV	8	245

Chemicals - 0.3%	Akzo Nobel NV	7,363	303,707
	Koninklijke DSM NV	1,979	50,784

			354,491

Diversified Financial Services - 0.2%	ING Groep NV CVA	22,532	247,985

Diversified Telecommunication Services - 0.3%	Koninklijke KPN NV	21,022	305,627

Energy Equipment & Services - 0.0%	Fugro NV	1	29

Food & Staples Retailing - 0.7%	Koninklijke Ahold NV	63,855	786,879

Food Products - 0.4%	Unilever NV	20,258	491,013

Industrial Conglomerates - 0.2%	Koninklijke Philips Electronics NV	15,309	303,527

Insurance - 0.1%	Aegon NV	11,354	71,673

Media - 0.1%	Wolters Kluwer NV	3,928	74,477

Real Estate Investment Trusts (REITs) - 0.0%	Corio NV	634	29,195

Semiconductors & Semiconductor Equipment - 0.1%	ASML Holding NV	6,278	113,174

	Total Common Stocks in the Netherlands		2,808,657

New Zealand - 0.0%

Construction Materials - 0.0%	Fletcher Building Ltd.	1,516	5,108

Diversified Telecommunication Services - 0.0%	Telecom Corp. of New Zealand Ltd.	26,671	35,847

Hotels, Restaurants & Leisure - 0.0%	Sky City Ltd.	1	2

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Transportation Infrastructure - 0.0%	Auckland International Airport Ltd.	44	$42

	Total Common Stocks in New Zealand		40,999

Norway - 0.5%

Chemicals - 0.0%	Yara International ASA	25	550

Diversified Telecommunication Services - 0.0%	Telenor ASA	2,900	19,565

Electrical Equipment - 0.0%	Renewable Energy Corp. ASA (a)	12	115

Energy Equipment & Services - 0.0%	Aker Solutions ASA	1	7

Industrial Conglomerates - 0.0%	Orkla ASA	2	13

Metals & Mining - 0.3%	Norsk Hydro ASA	85,341	347,714

Oil, Gas & Consumable Fuels - 0.2%	Frontline Ltd.	750	22,018
	Statoilhydro ASA	13,924	232,876

			254,894

	Total Common Stocks in Norway		622,858

Portugal - 0.3%

Commercial Banks - 0.0%	Banco Comercial Portugues SA Registered Shares	16,293	18,600
	Banco Espirito Santo SA Registered Shares	3,247	30,242

			48,842

Diversified Telecommunication Services - 0.2%	Portugal Telecom SGPS SA Registered Shares	21,692	185,636

Media - 0.0%	Zon Multimedia Servicos de
	Telecomunicacoes e Multimedia SGPS SA	878	4,555

Oil, Gas & Consumable Fuels - 0.1%	Galp Energia SGPS SA	6,894	69,217

	Total Common Stocks in Portugal		308,250

Singapore - 0.9%

Airlines - 0.1%	Singapore Airlines Ltd.	7,466	58,720

Commercial Banks - 0.2%	DBS Group Holdings Ltd.	8,000	47,123
	Oversea-Chinese Banking Corp.	20,134	70,008
	United Overseas Bank Ltd.	11,000	99,407

			216,538

Distributors - 0.0%	Jardine Cycle & Carriage Ltd.	2,099	13,960

Diversified Telecommunication Services - 0.1%	Singapore Telecommunications Ltd.	75,726	134,948

Health Care Providers & Services - 0.0%	Parkway Holdings Ltd.	10,266	8,897

Industrial Conglomerates - 0.0%	Fraser and Neave Ltd.	14,000	28,946
	SembCorp Industries Ltd.	12,000	19,576

			48,522

Machinery - 0.2%	Cosco Corp. (Singapore) Ltd.	1,000	669
	Sembcorp Marine Ltd.	196,000	231,010

			231,679

Media - 0.1%	Singapore Press Holdings Ltd.	23,000	49,871

Real Estate Investment Trusts (REITs) - 0.0%	Ascendas Real Estate Investment Trust	16,000	15,393

Real Estate Management & Development - 0.2%	CapitaLand Ltd.	55,000	120,006
	City Developments Ltd.	21,000	93,953
	UOL Group Ltd.	16,000	24,903

			238,862

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Trading Companies & Distributors - 0.0%	Noble Group Ltd.	21,800	$15,615

	Total Common Stocks in Singapore		1,033,005

Spain - 4.1%

Airlines - 0.3%	Iberia Lineas Aereas de Espana	112,082	316,117

Commercial Banks - 1.5%	Banco Bilbao Vizcaya Argentaria SA	49,166	609,185
	Banco de Sabadell SA	5,408	37,022
	Banco Popular Espanol SA	4,727	41,000
	Banco Santander SA	113,336	1,088,393
	Bankinter SA	2,673	24,178

			1,799,778

Construction & Engineering - 0.0%	Grupo Ferrovial SA	52	1,451
	Sacyr Vallehermoso SA	8	73

			1,524

Diversified Financial Services - 0.0%	Criteria Caixacorp. SA	12,296	49,053

Diversified Telecommunication Services - 1.1%	Telefonica SA	57,272	1,292,724

Electric Utilities - 0.6%	Iberdrola SA	1	9
	Union Fenosa SA	29,453	737,956

			737,965

Electrical Equipment - 0.3%	Gamesa Corp. Tecnologica SA	19,585	357,097

Gas Utilities - 0.0%	Gas Natural SDG SA	1,615	43,943

Independent Power Producers & Energy Traders - 0.0%	Iberdrola Renovables (a)	1	4

Insurance - 0.1%	Corp. Mapfre SA	25,457	86,819

Machinery - 0.0%	Zardoya Otis SA	1	18

Media - 0.0%	Gestevision Telecinco SA	1	11

Oil, Gas & Consumable Fuels - 0.2%	Repsol YPF SA	10,400	222,042

	Total Common Stocks in Spain		4,907,095

Sweden - 2.2%

Building Products - 0.0%	Assa Abloy AB Series B	14	163

Commercial Banks - 0.4%	Nordea Bank AB	21,900	156,096
	Skandinaviska Enskilda Banken AB Class A	14,315	115,554
	Svenska Handelsbanken Class A	10,100	167,016
	Swedbank AB-A Shares	11,700	69,108

			507,774

Commercial Services & Supplies - 0.0%	Loomis AB (a)	9	60
	Securitas AB	48	404

			464

Communications Equipment - 0.0%	Telefonaktiebolaget LM Ericsson	22	172

Construction & Engineering - 0.2%	Skanska AB Class B	24,284	249,074

Diversified Financial Services - 0.1%	Investor AB	10,400	158,631

Diversified Telecommunication Services - 0.3%	Tele2 AB	32,600	295,011
	TeliaSonera AB	5	25

			295,036

Health Care Equipment & Supplies - 0.0%	Getinge AB (a)	2	23
	Getinge AB Class B	23	279

			302

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Household Durables - 0.1%	Electrolux AB	16,177	$141,550

Machinery - 0.3%	Atlas Copco AB Class A	25	220
	Volvo AB A Shares	57,765	333,182

			333,402

Paper & Forest Products - 0.0%	Holmen AB Class B	800	20,019

Specialty Retail - 0.6%	Hennes & Mauritz AB B Shares	17,925	712,969

Tobacco - 0.1%	Swedish Match AB	3,869	55,856

Wireless Telecommunication Services - 0.1%	Millicom International Cellular SA (b)	2,541	120,062

	Total Common Stocks in Sweden		2,595,474

Switzerland - 8.1%

Building Products - 0.0%	Geberit AG	7	757

Capital Markets - 0.9%	Credit Suisse Group AG	13,225	370,625
	EFG International AG	749	13,385
	Julius Baer Holding AG Class B	4,655	180,415
	UBS AG (a)	37,500	545,601

			1,110,026

Chemicals - 0.5%	Syngenta AG	3,067	595,812

Computers & Peripherals - 0.1%	Logitech International SA (a)	10,760	168,862

Construction Materials - 0.1%	Holcim Ltd.	1,475	85,373

Diversified Financial Services - 0.0%	Pargesa Holding SA	380	25,396

Electric Utilities - 0.0%	BKW FMB Energie AG	4	386

Electrical Equipment - 0.3%	ABB Ltd.	27,033	412,257

Food Products - 1.8%	Nestle SA Registered Shares	53,224	2,107,572

Health Care Equipment & Supplies - 0.2%	Nobel Biocare Holding AG	4,485	92,614
	Sonova Holding AG	10	608
	Synthes, Inc.	862	109,307

			202,529

Insurance - 0.5%	Swiss Life Holding	7	485
	Swiss Reinsurance Co. Registered Shares	3,497	171,233
	Zurich Financial Services AG	1,787	390,426

			562,144

Machinery - 0.0%	Schindler Holding AG	740	33,951
	Sulzer AG	1	58
			34,009

Marine - 0.0%	Kuehne & Nagel International AG	784	50,778

Pharmaceuticals - 3.4%	Novartis AG Registered Shares	46,812	2,344,413
	Roche Holding AG	10,630	1,645,706

			3,990,119

Professional Services - 0.1%	Adecco SA Registered Shares	1,785	61,108
	SGS SA	66	69,027

			130,135

Textiles, Apparel & Luxury Goods - 0.2%	Compagnie Financiere Richemont SA	4,363	83,132
	The Swatch Group Ltd. Bearer Shares	569	80,250
	The Swatch Group Ltd. Registered Shares	1,535	42,302

			205,684

	Total Common Stocks in Switzerland		9,681,839

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

United Kingdom - 19.3%

Aerospace & Defense - 0.4%	BAE Systems Plc	49,645	$270,175
	Cobham Plc	15,313	45,773
	Meggitt Plc	40	93
	Rolls-Royce Group Plc	25,188	123,217
	Rolls-Royce Group Plc C Shares (a)	1,440,753	2,072

			441,330

Airlines - 0.0%	British Airways Plc	8,039	21,248

Auto Components - 0.0%	GKN Plc	42	58

Beverages - 0.4%	Diageo Plc	35,915	504,637
	SABMiller Plc	15	252

			504,889

Capital Markets - 0.2%	Investec Plc	19,087	78,812
	Man Group Plc	38,433	132,216
	Schroders Plc	6,694	84,208

			295,236

Chemicals - 0.0%	Johnson Matthey Plc	2,783	44,288

Commercial Banks - 2.2%	Barclays Plc	90,763	206,294
	HBOS Plc	129,972	134,544
	HSBC Holdings Plc	165,545	1,620,221
	Lloyds TSB Group Plc	84,066	159,114
	Royal Bank of Scotland Group Plc	183,637	135,180
	Standard Chartered Plc	26,639	340,874

			2,596,227

Commercial Services & Supplies - 0.6%	Group 4 Securicor Plc	17,872	53,222
	Serco Group Plc	97,084	635,517

			688,739

Construction & Engineering - 0.0%	Balfour Beatty Plc	6,331	30,626

Diversified Financial Services - 0.1%	London Stock Exchange Group Plc	13,489	101,181

Diversified Telecommunication Services - 0.1%	Cable & Wireless Plc	40,755	92,169

Electric Utilities - 0.4%	British Energy Group Plc	19,000	212,913
	Scottish & Southern Energy Plc	12,230	215,631

			428,544

Food & Staples Retailing - 0.2%	J Sainsbury Plc	43,716	208,614
	William Morrison Supermarkets Plc	2,778	11,260

			219,874

Food Products - 0.9%	Cadbury Plc	18,422	162,785
	Tate & Lyle Plc	7,031	40,968
	Unilever Plc	36,632	841,430

			1,045,183

Health Care Equipment & Supplies - 0.1%	Smith & Nephew Plc	12,630	80,662

Hotels, Restaurants & Leisure - 0.6%	Carnival Plc	2,312	51,058
	Compass Group Plc	25,668	128,024
	Intercontinental Hotels Group Plc	3,682	30,377
	Rank Group Plc	5,065	4,995
	TUI Travel Plc	7,943	26,923

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Whitbread Plc	34,977	$466,189

			707,566

Household Durables - 0.0%	Berkeley Group Holdings Plc	3,102	39,336

Household Products - 0.3%	Reckitt Benckiser Plc	8,587	321,763

Independent Power Producers & Energy Traders - 0.0%	Drax Group Plc	4,690	38,072

Industrial Conglomerates - 0.1%	Smiths Group Plc	5,533	71,099

Insurance - 0.9%	Admiral Group Plc	6,818	89,997
	Aviva Plc	28,477	161,365
	Friends Provident Plc	85,817	109,694
	Legal & General Group Plc	134,935	150,820
	Old Mutual Plc	131,267	105,505
	Prudential Plc	25,044	152,023
	Royal & Sun Alliance Insurance Group	74,092	147,645
	Standard Life Plc	44,868	130,979

			1,048,028

Internet & Catalog Retail - 0.0%	Home Retail Group	8,760	27,037

Machinery - 0.0%	Invensys Plc (a)	11,412	28,842

Media - 0.5%	British Sky Broadcasting Plc	56,362	398,024
	Daily Mail & General Trust	4,107	16,208
	ITV Plc	1	1
	Pearson Plc	11,589	109,231
	Thomson Reuters Plc	6	134
	United Business Media Ltd.	3,382	24,988

			548,586

Metals & Mining - 1.3%	Anglo American Plc	40,194	938,013
	Antofagasta Plc	5,625	35,236
	BHP Billiton Plc	27,751	538,247

			1,511,496

Multi-Utilities - 0.6%	Centrica Plc	171,796	661,382
	United Utilities Group Plc	9,423	85,561

			746,943

Multiline Retail - 0.0%	Marks & Spencer Group Plc	9	28
	Next Plc	2,882	45,288

			45,316

Oil, Gas & Consumable Fuels - 5.0%	BG Group Plc	47,735	660,728
	BP Plc	299,692	2,313,454
	Cairn Energy Plc (a)	2	59
	Royal Dutch Shell Plc	54,556	1,433,355
	Royal Dutch Shell Plc Class B	61,326	1,554,519
	Tullow Oil Plc	12	115

			5,962,230

Pharmaceuticals - 2.4%	AstraZeneca Plc	35,495	1,452,116
	GlaxoSmithKline Plc	74,662	1,388,546
	Shire Ltd.	19	280

			2,840,942

Professional Services - 0.3%	Capita Group Plc	8,635	92,627
	Experian Group Ltd.	40,102	252,842

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Hays Plc	19,965	$20,174
	Michael Page International Plc	11,810	37,113

			402,756

Real Estate Investment Trusts (REITs) - 0.2%	British Land Co. Plc	13,507	108,222
	Land Securities Group Plc	2,713	36,475
	Liberty International Plc	7,765	53,762
	Segro Plc	6,111	21,786

			220,245

Road & Rail - 0.2%	National Express Group Plc	1,664	11,966
	Stagecoach Group Plc	103,142	212,159

			224,125

Specialty Retail - 0.1%	The Carphone Warehouse Plc	78,051	102,284
	Kingfisher Plc	33,679	66,345

			168,629

Textiles, Apparel & Luxury Goods - 0.0%	Burberry Group Plc	1	3

Tobacco - 0.5%	British American Tobacco Plc	24,198	631,250
	Imperial Tobacco Group Plc	7	187

			631,437

Water Utilities - 0.0%	Severn Trent Plc	3,264	56,566

Wireless Telecommunication Services - 0.7%	Vodafone Group Plc	385,179	788,713

	Total Common Stocks in the United Kingdom		23,019,984

	Total Common Stocks - 93.4%		111,282,981

	Exchange-Traded Funds

United States - 1.8%

	iShares MSCI EAFE Index Fund (c)	47,940	2,151,068

	Total Exchange-Traded Funds - 1.8%		2,151,068

	Preferred Stocks

Germany - 0.3%

Automobiles - 0.2%	Volkswagen AG, 4.35%	5,060	272,749

Household Products - 0.1%	Henkel KGaA, 1.75%	2,609	81,737

	Total Preferred Stocks - 0.3%		354,486

	Rights

Belgium - 0.0%

Diversified Financial Services - 0.0%	Fortis (d)(e)	25,376	0

	Total Rights in Belgium		0

Singapore - 0.0%

Commercial Banks - 0.0%	DBS Goup Holdings Ltd. (f)	4,000	8,329

	Total Rights in Singapore		8,329

United Kingdom - 0.0%

Commercial Banks - 0.0%	HBOS Plc (g)	179,868	3
	Lloyds TSB Group Plc (g)	36,543	1

	Total Rights in the United Kingdom		4

	Total Rights - 0.0%		8,333

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Fixed Income Securities	Par (000)		Value

Japan - 0.2%

Air Freight & Logistics - 0.0%	Yamato Transport Yamtra Series 7, 1.20%, 9/30/09 (h)	JPY	3,000	$38,518

Gas Utilities - 0.1%	Tokyo Gas Co. Ltd. Series 5, 1.20%, 3/31/09 (h)		5,000	71,842

Trading Companies & Distributors - 0.1%	Mitsubishi Corp., 0%, 6/17/11 (h)(i)		5,000	61,923
	Mitsui & Co. Ltd. Series 6, 1.05%, 9/30/09 (h)		5,000	65,669

				127,592

	Total Fixed Income Securities in Japan			237,952

Netherlands - 0.1%

Textiles, Apparel & Luxury Goods - 0.1%	Adidas-Salomon International Finance B.V, 2.50%, 10/08/18 (h)	EUR	100	165,715

	Total Fixed Income Securities in the Netherlands			165,715

	Total Fixed Income Securities - 0.3%			403,667

	Total Long-Term Investments (Cost - $141,315,667) - 95.8%			114,200,535

		Beneficial
		Interest
	Short-Term Securities	(000)

	BlackRock Liquidity Series, LLC Cash Sweep Series, 1.64% (j)(k)	USD	2,979	2,979,058

	Total Short-Term Securities (Cost - $2,979,058) - 2.5%			2,979,058

	Total Investments (Cost - $144,294,725*) - 98.3%			117,179,593
	Other Assets Less Liabilities - 1.7%			1,981,660

	Net Assets - 100.0%			$119,161,253

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$154,050,246
Gross unrealized appreciation	$4,020,018
Gross unrealized depreciation	(40,890,671)
Net unrealized depreciation	$(36,870,653)

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Security is valued in accordance with the Series’ fair valuation policy.

(e)	The rights may be exercised until 7/01/14.

(f)	The rights may be exercised until 1/20/09.

(g)	The rights may be exercised until 1/09/09.

(h)	Convertible security.

(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(j)	Represents the current yield as of report date.

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008

(k)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$(5,395,273)	$83,421

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•	Foreign currency exchange contracts as of December 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)

AUD	321,000	USD	209,512	2/12/09	$13,268
CHF	319,000	USD	280,129	2/12/09	19,717
EUR	837,000	USD	1,064,109	2/12/09	97,334
EUR	900,000	USD	1,251,894	2/12/09	(3,031)
GBP	100,000	USD	148,189	2/12/09	(4,576)
JPY	74,000,000	USD	764,162	2/12/09	52,886
JPY	110,000,000	USD	1,190,194	2/12/09	24,337
USD	32,405	AUD	50,000	2/12/09	(2,296)
USD	184,044	AUD	271,000	2/12/09	(4,035)
USD	84,446	CHF	100,000	2/12/09	(9,550)
USD	58,394	CHF	69,000	2/12/09	(6,463)
USD	925,323	EUR	700,000	2/12/09	(46,015)
USD	171,580	EUR	137,000	2/12/09	(18,524)
USD	149,014	GBP	100,000	2/12/09	5,401
USD	369,423	JPY	34,000,000	2/12/09	(5,978)

Total					$112,475

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Amount	Unrealized Appreciation (Depreciation)

4	Hang Seng Index Future	Hong Kong	January 2009	$370,665	$1,067
3	Ibex 35 Plus Index	Madrid	January 2009	378,433	1,592
10	CAC40 10 Euro Future	Matif	March 2009	449,433	(587)
2	Dax Index 25 Euro	Eurex	March 2009	325,648	10,361
3	DJ Euro Stoxx 50	Eurex	March 2009	101,025	1,143
3	FTSE 100 Index	LIFFE	March 2009	183,212	6,140
28	TOPIX Index Future	Tokyo	March 2009	2,536,242	126,306

Total					$146,022

•	Currency Abbreviations:

	AUD	Australian Dollar

	CHF	Swiss Franc

	EUR	Euro

	GBP	British Pound

	JPY	Japanese Yen

	USD	US Dollar

See Notes to Financial Statements.

Master Enhanced International Series
Schedule of Investments December 31, 2008

•

Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series’ own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments †

	Assets	Assets	Liabilities

Level 1	$3,510,542	$146,609	$(587)
Level 2	113,669,051	212,943	(100,468)
Level 3	—	—	—

Total	$117,179,593	$359,552	$(101,055)

Master Enhanced International Series
STATEMENT OF ASSETS AND LIABILITIES

	December 31, 2008

Assets:	Investments at value - unaffiliated (cost - $141,315,667)	$114,200,535
	Investments at value - affiliated (cost - $2,979,058)	2,979,058
	Foreign currency at value (cost - $1,378,412)	1,381,845
	Unrealized appreciation on foreign currency exchange contracts	212,943
	Dividends receivable	392,117
	Investments sold receivable	133,747
	Margin variation receivable	89,116
	Reimbursement from Advisor	54,462
	Contributions receivable from investors	2,848
	Interest receivable	1,093
	Prepaid expenses	4,079

	Total assets	119,451,843

Liabilities:	Unrealized depreciation on foreign currency exchange contracts	100,468
	Bank overdraft	2,814
	Investments purchased payable	61,292
	Other affiliates payable	714
	Officer’s and Directors’ fees payable	30
	Other accrued expenses payable	86,518
	Withdrawals payable to investors	38,754

	Total liabilities	290,590

	Net Assets	$119,161,253

Net Assets Consist of:	Investors’ capital	$146,014,356
	Net unrealized appreciation/depreciation	(26,853,103)

	Net Assets	$119,161,253

See Notes to Financial Statements.

Master Enhanced International Series

STATEMENT OF OPERATIONS

	Year Ended December 31, 2008

Investment Income:	Dividends	$6,394,253
	Foreign withholding tax	(562,653)
	Income - affiliated	83,421
	Interest	44,070

	Total income	5,959,091

Expenses:	Custodian	202,572
	Professional	66,120
	Pricing	54,682
	Accounting services	36,785
	Officer and Directors	18,618
	Investment advisory	16,568
	Printing	6,742
	Miscellaneous	19,540

	Total expenses	421,627
	Less fees waived and reimbursed by advisor	(222,673)
	Less fees paid indirectly	(140)

	Total expenses after fees waived and reimbursed and paid indirectly	198,814

	Net investment income	5,760,277

Realized and Unrealized Gain (Loss):	Net realized gain (loss) from:
	Investments	(30,366,012)
	Futures	(4,442,039)
	Foreign currency	331,498

		(34,476,553)

	Net change in unrealized appreciation/depreciation on:
	Investments	(55,711,964)
	Futures	161,798
	Foreign currency	203,031

		(55,347,135)

	Total realized and unrealized loss	(89,823,688)

	Net Decrease in Net Assets Resulting from Operations	$(84,063,411)

See Notes to Financial Statements.

Master Enhanced International Series

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended December 31,

	Increase (Decrease) in Net Assets:	2008	2007

Operations:	Net investment income	$5,760,277	$4,903,914
	Net realized gain (loss)	(34,476,553)	15,178,929
	Net change in unrealized appreciation/depreciation	(55,347,135)	(4,345,921)

	Net increase (decrease) in net assets resulting from operations	(84,063,411)	15,736,922

Capital Transactions:	Proceeds from contributions	55,332,450	93,327,459

	Fair value of withdrawals	(59,665,160)	(57,637,724)

	Net increase (decrease) in net assets derived from capital transactions	(4,332,710)	35,689,735

Net Assets:	Total increase (decrease) in net assets	(88,396,121)	51,426,657
	Beginning of year	207,557,374	156,130,717

	End of year	$119,161,253	$207,557,374

See Notes to Financial Statements.

Master Enhanced International Series

FINANCIAL HIGHLIGHTS

		Year Ended December 31,

		2008	2007	2006	2005	2004

Total Investment Return:	Total investment return	(41.13)%	9.60%	27.09%	13.38%	20.79%

Ratios to Average Net Assets:	Total expenses, after fees waived and reimbursed and paid indirectly	0.12%	0.12%	0.17%	0.19%	0.07%

	Total expenses	0.25%	0.19%	0.27%	0.19%	0.07%

	Net investment income	3.47%	2.63%	2.62%	1.95%	2.38%

Supplemental Data:	Net assets, end of year (000)	$119,161	$207,557	$156,131	$97,974	$1,197,688

	Portfolio turnover	146%	126%	145%	67%	91%

See Notes to Financial Statements.

Master Enhanced International Series
Notes to Financial Statements

1. Organization and Significant Accounting Policies:

Master Enhanced International Series (the “Series”), a non-diversified management investment company, is part of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Directors to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

The Series values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Master LLC’s Board of Directors (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. The Series values its investment in the BlackRock Liquidity Series, LLC Cash Sweep Series at fair value, which is ordinarily based upon its pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deem relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts and forward foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Derivative Financial Instruments: The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•

Financial futures contracts — The Series may purchase or sell financial futures contracts and options on financial futures contracts for investment purposes or to manage its interest rate risk. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

•

Forward currency contracts — A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Series may enter into foreign currency exchange contracts as a hedge against either specific transactions or portfolio positions. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the foreign currency backing some of the investments held by the Series. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Series reports foreign currency related transactions as components of realized gains for financial reporting purposes whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series segregates assets in connection with certain investments (e.g., forward foreign currency contracts or financial futures contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts).

Zero-Coupon Bonds: The Series may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis. The Series amortizes all premiums and discounts on debt securities.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for the years ended December 31, 2005 through December 31, 2007. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Bank Overdraft: The Series recorded a bank overdraft resulting from a timing difference of security transaction settlements.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Series’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are the largest stockholders of BlackRock, Inc. As of December 31, 2008, Merrill Lynch and PNC are affiliates of BlackRock, Inc.

The Advisor is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Advisor a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets. The Advisor has agreed to a voluntary waiver with the Series under which the expenses incurred by the Series will not exceed 0.12%. The waiver can be discontinued at any time. For the year ended December 31, 2008, the Advisor earned fees of $16,568, all of which were waived. Also, the Advisor reimbursed the Series in the amount of $206,105 in additional operating expenses.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Advisor.

For the year ended December 31, 2008, the Series reimbursed the Advisor $3,138 for certain accounting services, which is included in accounting services in the Statement of Operations.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, received $8,623 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2008.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are shown on the Statement of Operations as fees paid indirectly.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Series reimburses the Advisor for its allocated portion of the compensation paid to the Master LLC’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2008 were $246,688,647 and $235,110,593, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Series paid its pro-rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Series did not borrow under the credit agreement during the year ended December 31, 2008.

5. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the companies whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Series’ Statement of Assets and Liabilities.

The Series invests from time to time a substantial amount of its assets in issuers located in a single country or a limited number of contracts. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance. Please see the Schedule of Investments for concentration in specific countries.

6. Subsequent Event:

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Investors and Board of Directors of
Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced International Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced International Series of Quantitative Master Series LLC as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 25, 2009

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock - Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Directors [1]
Ronald W. Forbes 40 East 52nd Street New York, NY 10022 1940	Co-Chair of the Board of Directors and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	34 Funds 81 Portfolios	None

Rodney D. Johnson 40 East 52nd Street New York, NY 10022 1941	Co-Chair of the Board of Directors and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.

				34 Funds 81 Portfolios	None

David O. Beim 40 East 52nd Street New York, NY 10022 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Formerly Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.

				34 Funds 81 Portfolios	None

Dr. Matina Horner 40 East 52nd Street New York, NY 10022 1939	Director	Since 2007	Formerly Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	34 Funds 81 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				34 Funds 81 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 40 East 52nd Street New York, NY 10022 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	34 Funds 81 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 40 East 52nd Street New York, NY 10022 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for- profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Formerly Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				34 Funds 81 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	34 Funds 81 Portfolios	None

Toby Rosenblatt 40 East 52nd Street New York, NY 10022 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director of Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Formerly Trustee, State Street Research Mutual Funds

				34 Funds 81 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.

Kenneth L. Urish 40 East 52nd Street New York, NY 10022 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member/Professio nal Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; Formerly President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Formerly Director, Inter-Tel from 2006 to 2007.

				34 Funds 81 Portfolios	None

Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Formerly Director, Indotronix International (IT services) from 2004 to 2008; Director, Tippman Sports (recreation) since 2005.

			34 Funds 81 Portfolios	None

1	Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows directors as joining the Master LLC’s board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina Horner since 2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph P. Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Directors [1]
Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004.

			174 Funds 286 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Director	Since 2007

Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed- end funds in the BlackRock fund complex from 1989 to 2006.

			174 Funds 286 Portfolios	None

1 Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC Securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Master LLC Officers [1]

Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Master LLC President and Chief Executive Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006, First Vice President thereof from 1997 to 2005, Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2007	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006; Formerly Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.)of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

1 Officers of the Master LLC serve at the pleasure of the Board of Directors.

Additional Information

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

Master Enhanced International Series of Quantitative Master Series LLC	$ 43,300	$ 45,300	$ 0	$ 0	$ 9,200	$ 9,200	$ 0	$ 0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

          Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

Master Enhanced International Series of Quantitative Master Series LLC	$ 414,200	$ 293,700

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $405,000, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series LLC

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer of
Master Enhanced International Series of Quantitative Master Series LLC

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer (principal executive officer) of
Master Enhanced International Series of Quantitative Master Series LLC

Date: February 23, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Enhanced International Series of Quantitative Master Series LLC

Date: February 23, 2009